Subsidiaries	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Subsidiaries
20	SUBSIDIARIES
The following list contains only the particulars of subsidiaries which principally affected the results, assets or liabilities of the Group. The class of shares held is ordinary unless otherwise stated.

	Place of		Proportion of
	incorporation/		ownership interest
Name of company*	establishment and operation	Particulars of issued and paid up capital	Held by the Company	Held by a subsidiary	Principal activity
China Mobile Communication (BVI) Limited	the British Virgin Islands (“BVI”)	HK$1	100%	—	Investment holding company
China Mobile Communication Co., Ltd. (“CMC”)**	the mainland of China	RMB1,641,848,326	—	100%	Network and business coordination center
China Mobile Group Guangdong Co., Ltd. (“Guangdong Mobile”)	the mainland of China	RMB5,594,840,700	—	100%	Telecommunications operator
China Mobile Group Zhejiang Co., Ltd.	the mainland of China	RMB2,117,790,000	—	100%	Telecommunications operator
China Mobile Group Jiangsu Co., Ltd.	the mainland of China	RMB2,800,000,000	—	100%	Telecommunications operator
China Mobile Group Fujian Co., Ltd.	the mainland of China	RMB5,247,480,000	—	100%	Telecommunications operator
China Mobile Group Henan Co., Ltd.	the mainland of China	RMB4,367,733,641	—	100%	Telecommunications operator
China Mobile Group Hainan Co., Ltd.	the mainland of China	RMB643,000,000	—	100%	Telecommunications operator
China Mobile Group Beijing Co., Ltd.	the mainland of China	RMB6,124,696,053	—	100%	Telecommunications operator
China Mobile Group Shanghai Co., Ltd.	the mainland of China	RMB6,038,667,706	—	100%	Telecommunications operator
China Mobile Group Tianjin Co., Ltd.	the mainland of China	RMB2,151,035,483	—	100%	Telecommunications operator
China Mobile Group Hebei Co., Ltd.	the mainland of China	RMB4,314,668,531	—	100%	Telecommunications operator
China Mobile Group Liaoning Co., Ltd.	the mainland of China	RMB5,140,126,680	—	100%	Telecommunications operator
China Mobile Group Shandong Co., Ltd.	the mainland of China	RMB6,341,851,146	—	100%	Telecommunications operator
China Mobile Group Guangxi Co., Ltd.	the mainland of China	RMB2,340,750,100	—	100%	Telecommunications operator
China Mobile Group Anhui Co., Ltd.	the mainland of China	RMB4,099,495,494	—	100%	Telecommunications operator
China Mobile Group Jiangxi Co., Ltd.	the mainland of China	RMB2,932,824,234	—	100%	Telecommunications operator
China Mobile Group Chongqing Co., Ltd.	the mainland of China	RMB3,029,645,401	—	100%	Telecommunications operator

	Place of		Proportion of
	incorporation/		ownership interest
Name of company*	establishment and operation	Particulars of issued and paid up capital	Held by the Company	Held by a subsidiary	Principal activity
China Mobile Group Sichuan Co., Ltd.	the mainland of China	RMB7,483,625,572	—	100%	Telecommunications operator
China Mobile Group Hubei Co., Ltd.	the mainland of China	RMB3,961,279,556	—	100%	Telecommunications operator
China Mobile Group Hunan Co., Ltd.	the mainland of China	RMB4,015,668,593	—	100%	Telecommunications operator
China Mobile Group Shaanxi Co., Ltd.	the mainland of China	RMB3,171,267,431	—	100%	Telecommunications operator
China Mobile Group Shanxi Co., Ltd.	the mainland of China	RMB2,773,448,313	—	100%	Telecommunications operator
China Mobile Group Neimenggu Co., Ltd.	the mainland of China	RMB2,862,621,870	—	100%	Telecommunications operator
China Mobile Group Jilin Co., Ltd.	the mainland of China	RMB3,277,579,314	—	100%	Telecommunications operator
China Mobile Group Heilongjiang Co., Ltd.	the mainland of China	RMB4,500,508,035	—	100%	Telecommunications operator
China Mobile Group Guizhou Co., Ltd.	the mainland of China	RMB2,541,981,749	—	100%	Telecommunications operator
China Mobile Group Yunnan Co., Ltd.	the mainland of China	RMB4,137,130,733	—	100%	Telecommunications operator
China Mobile Group Xizang Co., Ltd.	the mainland of China	RMB848,643,686	—	100%	Telecommunications operator
China Mobile Group Gansu Co., Ltd.	the mainland of China	RMB1,702,599,589	—	100%	Telecommunications operator
China Mobile Group Qinghai Co., Ltd.	the mainland of China	RMB902,564,911	—	100%	Telecommunications operator
China Mobile Group Ningxia Co., Ltd.	the mainland of China	RMB740,447,232	—	100%	Telecommunications operator
China Mobile Group Xinjiang Co., Ltd.	the mainland of China	RMB2,581,599,639	—	100%	Telecommunications operator
China Mobile Group Design Institute Co., Ltd.	the mainland of China	RMB160,232,547	—	100%	Provision of telecommunications network planning design and consulting services
China Mobile Holding Company Limited**	the mainland of China	US$30,000,000	100%	—	Investment holding company
China Mobile Information Technology Co., Ltd.**	the mainland of China	US$7,633,000	—	100%	Provision of roaming clearance, IT system operation, technology support services
Aspire Holdings Limited	Cayman Islands	HK$93,964,583	66.41%	—	Investment holding company

	Place of		Proportion of
	incorporation/		ownership interest
Name of company*	establishment and operation	Particulars of issued and paid up capital	Held by the Company	Held by a subsidiary	Principal activity
Aspire (BVI) Limited #	BVI	US$1,000	—	100%	Investment holding company
Aspire Technologies (Shenzhen) Limited** #	the mainland of China	US$10,000,000	—	100%	Development, services and maintenance of industry value-added platform
Aspire Information Network (Shenzhen) Limited** #	the mainland of China	US$5,000,000	—	100%	Provision of mobile data solutions, system integration and development
Aspire Information Technologies (Beijing) Limited** #	the mainland of China	US$5,000,000	—	100%	Operation support and capability service of digital content
Fujian FUNO Mobile Communication Technology Company Limited***	the mainland of China	RMB60,000,000	—	51%	Network construction and maintenance, network planning and optimizing, training and communication services
Advanced Roaming & Clearing House Limited	BVI	US$2	100%	—	Provision of roaming clearance services
Fit Best Limited	BVI	US$1	100%	—	Investment holding company
China Mobile Hong Kong Company Limited	Hong Kong	HK$951,046,930	—	100%	Provision of telecommunications and related services
China Mobile International Holdings Limited	Hong Kong	HK$19,319,810,000	100%	—	Investment holding company
China Mobile International Limited	Hong Kong	HK$8,100,000,000	—	100%	Provision of voice and roaming clearance services, internet services and value-added services
China Mobile Group Device Co., Ltd.	the mainland of China	RMB6,200,000,000	—	99.97%	Provision of electronic communication products design services and sale of related products
China Mobile Group Finance Co., Ltd. (“China Mobile Finance”)	the mainland of China	RMB11,627,783,669	—	92%	Provision of non-banking financial services
China Mobile IoT Company Limited	the mainland of China	RMB3,000,000,000	—	100%	Provision of network services
China Mobile (Suzhou) Software Technology Co., Ltd.	the mainland of China	RMB3,172,000,000	—	100%	Provision of Mobile Cloud research and development and operation support services
China Mobile E-Commerce Co., Ltd. (“China Mobile E-Commerce”)	the mainland of China	RMB500,000,000	—	100%	Provision of e-payment , e-commerce and internet finance services

	Place of		Proportion of
	incorporation/		ownership interest
Name of company*	establishment and operation	Particulars of issued and paid up capital	Held by the Company	Held by a subsidiary	Principal activity
China Mobile (Hangzhou) Information Technology Co., Ltd.	the mainland of China	RMB1,350,000,000	—	100%	Provision of family information products, technology research and development services
China Mobile Online Services Co., Ltd.	the mainland of China	RMB2,000,000,000	—	100%	Provision of call center and internet information services
MIGU Company Limited	the mainland of China	RMB7,000,000,000	—	100%	Provision of mobile internet digital content services
China Mobile TieTong Company Limited	the mainland of China	RMB31,880,000,000	—	100%	Provision of engineering, maintenance, sales and telecommunications services
China Mobile Internet Company Limited	the mainland of China	RMB3,000,000,000	—	100%	Provision of internet related services
China Mobile Investment Holdings Company Limited	the mainland of China	RMB1,175,920,000	—	100%	Investment holding company
China Mobile System Integration Co., Ltd.	the mainland of China	RMB1,300,000,000	—	100%	Provision of computer system integration, construction, maintenance and related technology development services
China Mobile (Chengdu) ICT Co., Ltd.	the mainland of China	RMB1,000,000,000	—	100%	Provision of information technology products and technology research and development services
China Mobile (Shanghai) ICT Co., Ltd.	the mainland of China	RMB800,000,000	—	100%	Provision of information technology products and technology research and development services
China Mobile Financial Technology Co., Ltd.	the mainland of China	RMB555,410,800	—	100%	Provision of e-payment , e-commerce and internet finance services
China Mobile Xiong’an ICT Co., Ltd.	the mainland of China	RMB150,000,000	—	100%	Provision of information technology products and technology research and development services
Zhongyidong Information Technology Co., Ltd.	the mainland of China	RMB1,000,000,000	—	100%	Provision of IT solution including digital technology

*	The nature of all the legal entities established in the mainland of China is limited liability company.
**	Companies registered as wholly owned foreign enterprises in the mainland of China.
***	Company registered as a sino-foreign equity joint venture in the mainland of China.
#	Effective interest held by the Group is 66.41%.
No subsidiaries which have non-controlling interests are material to the Group.